Accounts receivable, net	6 Months Ended
Mar. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net

4. Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Accounts receivables	$2,166	$1,942
Less: provision of expected credit losses	(1,749)	(1,703)
Total	$417	$239

The movement of provision of expected credit losses for accounts receivable was as follows:

	For the six months ended March 31,
	2024	2025
	(Unaudited)	(Unaudited)
Balance at beginning of the period	$1,603	$1,749
Addition/(Reversal) in credit losses	(23)	14
Write-offs	-	-
Adoption ASU 2016-13	(2)	-
Foreign currency translation adjustment	16	(60)
Balance at end of the period	$1,594	$1,703

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.
NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED MARCH 31, 2024 AND 2025
(In U.S. dollars in thousands, except share and per share data)